Property and Equipment, Net	12 Months Ended
Jun. 30, 2024
Property and Equipment, Net [Abstract]
Property and equipment, net

Note 6 — Property and equipment, net

Property and equipment consisted of the following:

	As of June 30,
	2023	2024
	HKD	HKD	US$
Leasehold improvements	$229,624	$229,624	$29,408
Furniture and fixtures	102,000	102,000	13,063
Office equipment	642,666	699,851	89,629
Subtotal	974,290	1,031,475	132,100
Less: accumulated depreciation	(715,674)	(824,822)	(105,634)
Total	$258,616	$206,653	$26,466

Depreciation expense for the years ended June 30, 2024, 2023 and 2022 amounted to HKD110,206 (US$14,114), HKD154,457 and HKD176,605, respectively. Purchase of property and equipment for the years ended June 30, 2024, 2023 and 2022 amounted to HKD59,449 (US$7,614), HKD25,303 and nil, respectively.